Commitments (Schedule of Minimum Annual Payments Under Long-Term Lease Agreements for Office Premises and Equipment) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 CAD ($)
2019 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum annual payments under long-term lease agreements for office premises and equipment expiring over the next five years	$ 257
2020 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum annual payments under long-term lease agreements for office premises and equipment expiring over the next five years	253
2021 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum annual payments under long-term lease agreements for office premises and equipment expiring over the next five years	253
2022 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum annual payments under long-term lease agreements for office premises and equipment expiring over the next five years	251
2023 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum annual payments under long-term lease agreements for office premises and equipment expiring over the next five years	$ 247